Stockholder's Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term

Outstanding at December 31, 2011	3,305,431	$0.70	2.51
Granted	400,000	1.07
Exercised	-	-
Forfeited or Expired	(1,030,000)	0.50

Outstanding at March 31, 2012	2,675,431	$0.83	1.99
Granted	870,000	0.46
Exercised	-	-
Forfeited or Expired	(470,000)	1.03

Outstanding at December 31, 2012	3,075,431	$0.71	2.33
Granted	158,000	0.70
Exercised	-	-
Forfeited or Expired	(142,431)	2.12

Outstanding at March 31, 2013	3,091,000	$0.64	2.35

Exercisable at December 31, 2011	2,182,097	$0.71	2.25
Exercisable at March 31, 2012	1,515,431	$0.64	2.00
Exercisable at December 31, 2012	2,265,431	$0.70	1.25
Exercisable at March 31, 2013	2,125,000	$0.71	1.00

The following information summarizes information with respect to options granted under all equity plans:

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2010	2,465,431	$0.59	3.34
Granted	875,000	1.03
Exercised	-	-
Forfeited or Expired	(35,000)	0.84

Outstanding at December 31, 2011	3,305,431	$0.70	2.51	$1,064,876
Granted	1,270,000	0.65
Exercised	-	-
Forfeited or Expired	(1,500,000)	0.67

Outstanding at December 31, 2012	3,075,431	$0.71	2.33	$106,051

Exercisable at December 31, 2010	1,298,764	$0.49	3.34
Exercisable at December 31, 2011	2,182,097	$0.71	2.25	$683,297
Exercisable at December 31, 2012	2,265,431	$0.70	1.25	$93,318

(1) The aggregate intrinsic value represents the difference between the exercise price of the options and the value of the Company’s stock at the time of exercise or at the end of the year if unexercised.

Schedule of Nonvested Share Activity [Table Text Block]

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	400,000	0.75
Vested	-	-
Forfeited	(363,334)	0.38

Nonvested at March 31, 2012	1,160,000	$0.65
Granted	870,000	0.33
Vested	(770,000)	0.54
Forfeited	(450,000)	0.75

Nonvested at December 31, 2012	810,000	$0.37
Granted	158,000	0.56
Vested	-	-
Forfeited	(2,000)	0.56

Nonvested at March 31, 2013	966,000	$0.40

A summary of the status of nonvested shares underlying the options are presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value

Nonvested at December 31, 2010	1,166,667	$0.32
Granted	875,000	0.75
Vested	(883,333)	0.50
Forfeited	(35,000)	0.62

Nonvested at December 31, 2011	1,123,334	$0.48
Granted	1,270,000	0.33
Vested	(770,000)	0.54
Forfeited	(813,334)	0.59

Nonvested at December 31, 2012	810,000	$0.37